Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 674	$ 743	$ 810
Research and development expenses	5,757	5,983	7,763
General and administrative expenses	3,047	2,955	3,143
Total operating expenses	8,804	8,938	10,906
Operating loss	(8,130)	(8,195)	(10,096)
Total financial income (expense), net	250	561	(77)
Loss before taxes on income	(7,880)	(7,634)	(10,173)
Net loss	(7,880)	(7,634)	(10,173)
Total comprehensive loss	$ (7,880)	$ (7,634)	$ (10,173)
Basic net loss per share (in Dollars per share)	$ 0	$ (0.01)	$ (0.01)
Diluted net loss per share (in Dollars per share)	$ 0	$ (0.01)	$ (0.01)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	2,175,926,512	1,278,333,912	815,746,293
Weighted average number of ordinary shares used in computing diluted net loss per share (in Shares)	2,175,926,512	1,278,333,912	815,746,293